John P. Duke

direct dial: 610.640.7839

direct fax: 267.200.0753

dukej@pepperlaw.com

June 22, 2005

VIA EDGAR AND HAND DELIVERY

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention:	Peggy Kim, Esq., Senior Counsel
David Roberts, Esq., Staff Attorney
Dan Gordon, Accounting Branch Chief
Kristi Beshears, Accountant

Re:	Kenexa Corporation
Comments to Amendment No. 4 to Registration Statement on Form S-1 filed June 20, 2005
Commission File No. 333-124028

Ladies and Gentleman:

On behalf of Kenexa Corporation (the “Company”), in connection with the Company’s Registration Statement No. 333-124028 on Form S-1 (the “Registration Statement”) for the proposed initial public offering of its common stock (the “IPO”), we respectfully submit this letter in response to comments by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in your letter dated June 21, 2005 (the “Comment Letter”). Page references contained in the response are to Amendment No. 5 to the Registration Statement, which is being filed concurrently with this response. For convenience of reference, we have recited your comments in bold face type and have followed each comment with the related Company response thereto. In addition to the changes made in response to the Staff’s comments, Amendment No. 5 also contains edits correcting typographical errors.

Securities and Exchange Commission

June 22, 2005

Form S-1

Executive Compensation, page 73

1.	We note your response to comment three in our prior letter dated June 17, 2005. Please advise us as to why the disclosure of your EBITDA goals would have an adverse effect on you. Further, we note that the bonuses may include an undeterminable amount based on your achievement of EBITDA levels for 2005. Please revise to state whether there are any caps or limits on the bonus amounts. Please also revise to include the bonus amounts in your summary compensation table.

The Company advises the Staff that the disclosure of the EBITDA target levels would have an adverse effect on the Company for a number of reasons, including the following:

•	Retention of Management. As the Company notes in the prospectus included as part of the Registration Statement, retention of the Company’s senior executive officers is critical to the Company’s success. The Company has not entered into employment agreements with any of its named executive officers. The loss of the services of any of its named executive officers could have a material adverse effect on the Company’s business, financial condition and results of operations. Competition for qualified personnel in the software industry is intense, and the Company competes for these personnel with other software companies that have greater financial and other resources than those of the Company. It is common for companies and executives to research filings made with the Commission to evaluate the compensation paid to senior executives employed by other public companies. Although disclosure of the compensation that it has paid to its senior executive officers for the preceding year will be required at the end of the year, disclosure of compensation targets during the year will facilitate the recruitment of those officers by the Company’s competitors.

•	Misleading to Investors. The Company has not, and does not intend to, provide public guidance on its expected EBITDA in the foreseeable future. Disclosure of various EBITDA target levels in the context of the compensation that it pays to its executive officers could be misinterpreted by, and be materially misleading to, investors in the Company’s securities. Investors could potentially interpret any such EBITDA target levels as the Company’s internal estimate for its performance for the year when, in fact, the EBITDA target levels have specifically been set to incent its management to work towards achieving goals. As a result, disclosure of the EBITDA target levels could have an adverse effect on the price of the Company’s securities due to the perception that the EBITDA target levels are guidance from the Company for the Company’s financial results.

•	Confidential Nature of Information within the Company. The Company regards

Securities and Exchange Commission

June 22, 2005

its internal compensation decisions and incentives to be highly confidential and important to the success of its compensatory system. Beginning and during the year, the Company and its human resources department maintain the confidentiality of its incentive structure, including the EBITDA target levels for its management team. Disclosure of the EBITDA target levels would have an adverse effect on the incentive structure of the Company, creating a potentially disruptive and counterproductive atmosphere within the Company, especially with respect to employees who would not otherwise have knowledge of such information during the course of the year.

•	Competitive Disadvantage. The Company’s competitors could interpret EBITDA target levels as a roadmap for the Company’s business plan for 2005, which would place the Company at a competitive disadvantage. Competitors could use the information in connection with their own internal planning and discussions with clients and prospective clients of the Company to the Company’s disadvantage.

The Company respectfully submits that the disclosure of the EBITDA target levels would adversely affect its ability to hire and retain members of its management team and to compete and would be misleading to investors. Accordingly, the Company has omitted such information consistent with Instruction 2 to Item 402(k) of Regulation S-K and the Staff’s response to question 13 of the Frequently Asked Questions on Current Reports on Form 8-K released November 23, 2004.

In response to the Staff’s comment, the Company has revised the disclosure on page 73 of the Registration Statement to clarify that there is not a limit on the bonus amount payable to Mr. Velpuri, but that there are maximum levels of bonus compensation for all of its other named executive officers. The Company has also revised the disclosure on page 73 of the Registration Statement to revise the Summary Compensation Table in response to the Staff’s comment.

Securities and Exchange Commission

June 22, 2005

We thank you for your prompt attention to this letter responding to the Staff’s Comment Letter and look forward to hearing from you at your earliest convenience. Please direct any questions concerning this filing to the undersigned at 610.640.7839 or to Barry M. Abelson at 215.981.4282.

Very truly yours,

/s/ John P. Duke
John P. Duke

cc:	Nooruddin S. Karsan
Donald F. Volk
Selim Day
Shawn J. Lindquist
George Mark
Barry M. Abelson